REVENUE RECOGNITION (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue	$ 324,860	$ 291,230
Remaining performance obligations from contracts with customers	$ 937,274